ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI, Net of Taxes (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrealized gains (losses) on investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), tax	$ (96)	$ (18)	$ (444)	$ 270	$ (262)	$ (164)	$ (505)
Reclassification from AOCI, current period, tax	7	9	(11)	16	5	29	(7)
Defined benefit pension plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), tax	$ 18	$ 9	$ 54	$ 32	$ (51)	$ (19)	$ (19)